Convertible Preferred Stock Warrant Liability (Details) - $ / shares				3 Months Ended
	Sep. 30, 2024	Feb. 14, 2024	Nov. 19, 2019	Sep. 30, 2024	Nov. 14, 2019
Convertible Preferred Stock Warrant Liability [Line Items]
Warrant purchase		324,999	1,849,638
Price per share (in Dollars per share)			$ 1.7571
Years of issuance			5 years
Conversion of shares			100
Perferred share		40,000			2,845,597
Shares purchase			2,845,597
Series A Preferred Stock [Member]
Convertible Preferred Stock Warrant Liability [Line Items]
Warrant purchase			426,839
Conversion of shares	3,075			7,005
Perferred share		4,155	2,845,597
Series A Preferred Stock [Member] | Warrant [Member]
Convertible Preferred Stock Warrant Liability [Line Items]
Warrant purchase			1,422,799